Segment Information (Schedule Of Segment Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Sales to External Customers																	$ 2,860.8		$ 2,506.2
Intersegment Sales																	0	0	0
Total Sales																	2,860.8	2,709.4	2,506.2
Operating Income	13.3	[1]	43.5	[2]	43.3	[3]	37.4	[4]	(46.2)	[5]	33.4	[6]	42.4	[7]	173.4	[8]	137.5	203.0	159.2
depreciation from continuing operations																	65.8	53.2	50.7
payments to acquire property from continuing operations																	54.8	50.4	37.3
Depreciation and Amortization																	69.8	57.5	55.2
Capital Expenditures																	57.4	54.1	39.5
Total Assets	2,128.0								2,078.1								2,128.0	2,078.1	1,671.9
Global Specialty Engineered Materials
Segment Reporting Information [Line Items]
Sales to External Customers																	504.9	540.2	485.2
Intersegment Sales																	38.7	34.9	32.2
Total Sales																	543.6	575.1	517.4
Operating Income																	47.0	45.9	49.7
Depreciation and Amortization																	14.3	14.8	13.6
Capital Expenditures																	12.9	9.2	7.4
Total Assets	396.6								349.7								396.6	349.7	346.3
Global Color, Additives and Inks
Segment Reporting Information [Line Items]
Sales to External Customers																	776.1	615.0	588.5
Intersegment Sales																	2.1	2.7	3.3
Total Sales																	778.2	617.7	591.8
Operating Income																	75.3	50.2	42.5
Depreciation and Amortization																	32.9	19.6	16.7
Capital Expenditures																	28.2	14.9	17.2
Total Assets	901.7								927.1								901.7	927.1	355.6
Performance Products and Solutions
Segment Reporting Information [Line Items]
Sales to External Customers																	554.9	562.1	524.0
Intersegment Sales																	75.4	77.0	72.5
Total Sales																	630.3	639.1	596.5
Operating Income																	38.8	27.7	32.8
Depreciation and Amortization																	13.7	15.0	14.5
Capital Expenditures																	4.6	12.7	6.5
Total Assets	205.4								222.5								205.4	222.5	224.1
PolyOne Distribution
Segment Reporting Information [Line Items]
Sales to External Customers																	1,024.9	992.1	908.5
Intersegment Sales																	5.4	4.4	3.4
Total Sales																	1,030.3	996.5	911.9
Operating Income																	66.0	56.0	42.0
Depreciation and Amortization																	0.7	0.7	1.2
Capital Expenditures																	0.6	0.2	0.3
Total Assets	212.9								183.5								212.9	183.5	159.8
Corporate and eliminations
Segment Reporting Information [Line Items]
Sales to External Customers																	0	0	0
Intersegment Sales																	(121.6)	(119.0)	(111.4)
Total Sales																	(121.6)	(119.0)	(111.4)
Operating Income																	(89.6)	23.2	(7.8)
Depreciation and Amortization																	4.2	3.1	4.7
Capital Expenditures																	8.5	13.4	5.9
Total Assets	$ 411.4								$ 395.3								$ 411.4	$ 395.3	$ 586.1

[1]	Included for the fourth quarter 2012 are: 1) gains from the SunBelt earn-out of $23.0 million, 2) mark-to-market pension and other post-retirement benefit losses of $42.0 million, 3) environmental remediation costs of $3.1 million, 4) acquisition-related costs of $2.0 million, 5) bridge loan commitment fees of $1.3 million and 6) employee separation and plant phaseout costs of $1.0 million.
[2]	Included for the third quarter 2012 are: 1) $5.2 million in environmental remediation costs and 2) $1.3 million in employee separation and plant phaseout costs.
[3]	Included for the second quarter 2012 are:1) $8.7 million in employee separation and plant phaseout costs and 2) environmental remediation costs of $2.9 million.
[4]	Included for the first quarter 2012 are: 1) $5.4 million related to expensing the fair market value of acquired ColorMatrix inventory and 2) environmental remediation costs of $1.6 million.
[5]	Included for the fourth quarter 2011 are: 1) gains from the SunBelt earn-out of $18.1 million, 2) a tax benefit of $29.5 million related to our investment in O’Sullivan Engineered Films, 3) a tax benefit of $8.9 million primarily associated with the reversal of valuation allowances, 4) mark-to-market pension and other post-retirement benefit losses of $83.8 million, 5) acquisition-related costs of $4.5 million, 6) environmental remediation costs of $1.8 million and 7) employee separation and plant phaseout costs of $1.0 million.
[6]	Included for the third quarter 2011 are: 1) gains related to reimbursements of previously incurred environmental remediation costs of $1.3 million, 2) environmental remediation costs of $4.8 million and 3) employee separation and plant phaseout costs of $1.1 million.
[7]	Included for the second quarter 2011 are: 1) royalty income of $1.3 million and 2) environmental remediation costs of $1.6 million.
[8]	Included for the first quarter 2011 are: 1) gains of $128.2 million from the sale of our equity interest in SunBelt, 2) gains related to reimbursements of previously incurred environmental remediation costs of $1.9 million, 3) environmental remediation costs of $1.5 million and 4) acquisition-related costs of $1.0 million.